GOODWILL AND INTANGIBLE ASSETS, NET (Details 2) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 122.4	RUB 8,920	RUB 2,915
Goodwill acquired	3.8	274	5,728
Goodwill disposed			(75)
Goodwill impairment	(7.9)	(576)
Goodwill measurement period adjustment	(3.9)	(283)
Foreign currency translation adjustment	3.3	246	352
Balance at the end of the period	117.7	8,581	8,920
KinoPoisk
Changes in the carrying amount of goodwill
Goodwill impairment	$ (7.9)	(576)
Russian Search And Portal
Changes in the carrying amount of goodwill
Balance at the beginning of the period		1,506	775
Goodwill acquired		50	454
Goodwill disposed			(75)
Foreign currency translation adjustment		246	352
Balance at the end of the period		1,802	1,506
Russian E-commerce
Changes in the carrying amount of goodwill
Balance at the beginning of the period		106
Goodwill acquired			106
Balance at the end of the period		106	106
Classifieds
Changes in the carrying amount of goodwill
Balance at the beginning of the period		5,168
Goodwill acquired			5,168
Goodwill measurement period adjustment		(283)
Balance at the end of the period		4,885	5,168
Taxi
Changes in the carrying amount of goodwill
Goodwill acquired		224
Balance at the end of the period		224
Experiments
Changes in the carrying amount of goodwill
Balance at the beginning of the period		2,140	2,140
Goodwill impairment		(576)
Balance at the end of the period		RUB 1,564	RUB 2,140